Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI DIVIDEND GROWTH FUND
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
THE GABELLI DIVIDEND GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary objective is to seek to provide long term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Fund.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 11 of the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying stocks. Dividend paying stocks include, for example, common stocks, preferred stocks, and convertible securities. In addition to seeking out stocks that pay a dividend, the Fund will focus on stocks that the portfolio manager believes are well positioned to increase their dividend over the long term. In selecting investments, the portfolio manager will consider, among other things, the market price of the issuer’s securities, earnings expectations, dividend paying and other earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. For additional information about selection of investments suitable for the Fund, see page 7 of the prospectus.

In general, the portfolio manager seeks to take advantage of investors’ tendency to overemphasize near term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. The portfolio manager will sell any Fund investments which lose their perceived value relative to other investments in the judgment of the portfolio manager.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund’s secondary objective is to achieve current income by investing in dividend paying common stocks.

		The Fund may invest up to 40% of its total assets in equity securities of non-U.S. issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may want to invest in the Fund if:
  you are a long term investor
  you seek growth of capital
  you seek income
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to the value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that its portfolio companies will reduce or eliminate the dividend rate on securities held by the Fund, or that value stocks as a category lose favor with investors compared with growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities. Foreign securities are subject to currency, information, and political risks.

Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them.

Investing in the Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Interest Rate Risk.    Investments in dividend paying securities involve interest rate risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. This risk is particularly pronounced given that certain interest rates are at or near historical lows, which may increase the risk that these rates will rise in the future.
  Management Risk.    If the portfolio manager is incorrect in her assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI DIVIDEND GROWTH FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* Previously, the bar chart for Class A shares was shown, as Class AAA shares were offered in a separate prospectus. Class AAA shares are being shown as they are the oldest class.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the calendar years shown in the bar chart, the highest return for a quarter was 19.13% (quarter ended June 30, 2009), and the lowest return for a quarter was (22.08)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2015, with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including "Roth" IRAs and SEP IRAs (collectively, "IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class AAA shares and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return After Taxes on Distributions" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return After Taxes on Distributions" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including "Roth" IRAs and SEP IRAs (collectively, "IRAs"). After-tax returns are shown only for Class AAA shares and after-tax returns for other classes will vary due to the differences in expenses.
THE GABELLI DIVIDEND GROWTH FUND | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.91%
1 Year	rr_ExpenseExampleYear01	$ 194
3 Years	rr_ExpenseExampleYear03	600
5 Years	rr_ExpenseExampleYear05	1,032
10 Years	rr_ExpenseExampleYear10	2,233
1 Year	rr_ExpenseExampleNoRedemptionYear01	194
3 Years	rr_ExpenseExampleNoRedemptionYear03	600
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,233
2006	rr_AnnualReturn2006	17.50%	[2]
2007	rr_AnnualReturn2007	0.09%	[2]
2008	rr_AnnualReturn2008	(33.71%)	[2]
2009	rr_AnnualReturn2009	30.63%	[2]
2010	rr_AnnualReturn2010	12.82%	[2]
2011	rr_AnnualReturn2011	(0.50%)	[2]
2012	rr_AnnualReturn2012	11.50%	[2]
2013	rr_AnnualReturn2013	31.65%	[2]
2014	rr_AnnualReturn2014	6.44%	[2]
2015	rr_AnnualReturn2015	(5.63%)	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
Past One Year	rr_AverageAnnualReturnYear01	(5.63%)
Past Five Years	rr_AverageAnnualReturnYear05	7.97%
Past Ten Years	rr_AverageAnnualReturnYear10	5.36%
THE GABELLI DIVIDEND GROWTH FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.91%
1 Year	rr_ExpenseExampleYear01	$ 758
3 Years	rr_ExpenseExampleYear03	1,141
5 Years	rr_ExpenseExampleYear05	1,547
10 Years	rr_ExpenseExampleYear10	2,679
1 Year	rr_ExpenseExampleNoRedemptionYear01	758
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,141
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,547
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,679
Past One Year	rr_AverageAnnualReturnYear01	(11.02%)
Past Five Years	rr_AverageAnnualReturnYear05	6.71%
Past Ten Years	rr_AverageAnnualReturnYear10	4.74%
THE GABELLI DIVIDEND GROWTH FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.66%
1 Year	rr_ExpenseExampleYear01	$ 369
3 Years	rr_ExpenseExampleYear03	826
5 Years	rr_ExpenseExampleYear05	1,410
10 Years	rr_ExpenseExampleYear10	2,993
1 Year	rr_ExpenseExampleNoRedemptionYear01	269
3 Years	rr_ExpenseExampleNoRedemptionYear03	826
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,410
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,993
Past One Year	rr_AverageAnnualReturnYear01	(7.26%)
Past Five Years	rr_AverageAnnualReturnYear05	7.16%
Past Ten Years	rr_AverageAnnualReturnYear10	4.57%
THE GABELLI DIVIDEND GROWTH FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.66%
1 Year	rr_ExpenseExampleYear01	$ 169
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,965
1 Year	rr_ExpenseExampleNoRedemptionYear01	169
3 Years	rr_ExpenseExampleNoRedemptionYear03	523
5 Years	rr_ExpenseExampleNoRedemptionYear05	902
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,965
Past One Year	rr_AverageAnnualReturnYear01	(5.41%)
Past Five Years	rr_AverageAnnualReturnYear05	8.24%
Past Ten Years	rr_AverageAnnualReturnYear10	5.62%
THE GABELLI DIVIDEND GROWTH FUND | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(6.35%)
Past Five Years	rr_AverageAnnualReturnYear05	7.15%
Past Ten Years	rr_AverageAnnualReturnYear10	4.88%
THE GABELLI DIVIDEND GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(2.58%)
Past Five Years	rr_AverageAnnualReturnYear05	6.31%
Past Ten Years	rr_AverageAnnualReturnYear10	4.32%
THE GABELLI DIVIDEND GROWTH FUND | Standard & Poor's ("S&P") 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	1.38%
Past Five Years	rr_AverageAnnualReturnYear05	12.57%
Past Ten Years	rr_AverageAnnualReturnYear10	7.31%

[1]	Gabelli Funds, LLC (the “Adviser”) has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 2.00%, 2.00%, 2.75%, and 1.75% for Class AAA, Class A, Class C, and Class I shares, respectively. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00%, 2.00%, 2.75%, and 1.75% for Class AAA, Class A, Class C, and Class I shares, respectively, after giving effect to the repayments. This arrangement is in effect through at least May 1, 2017, and may only be terminated by the Board of Trustees of the Fund before such time.
[2]	Previously, the bar chart for Class A shares was shown, as Class AAA shares were offered in a separate prospectus. Class AAA shares are being shown as they are the oldest class.